TRADE PAYABLES (Schedule of Aging Analysis of Trade Payables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement Line Items [Line Items]
Trade payables | ¥		¥ 100	¥ 3,896
USD [Member]
Statement Line Items [Line Items]
Trade payables | $	$ 15
Within 1 year [Member]
Statement Line Items [Line Items]
Trade payables | ¥			3,796
Within 1 year [Member] | USD [Member]
Statement Line Items [Line Items]
Trade payables | $
Over 2 years [Member]
Statement Line Items [Line Items]
Trade payables | ¥
Over 2 years [Member] | USD [Member]
Statement Line Items [Line Items]
Trade payables | $	15
1 to 2 years [Member]
Statement Line Items [Line Items]
Trade payables | ¥		¥ 100	¥ 100
1 to 2 years [Member] | USD [Member]
Statement Line Items [Line Items]
Trade payables | $